12 Months Ended
Jan. 01, 2015
Supplement dated July 1, 2015

to the Prospectus of the following Fund:
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Value and Restructuring Fund	01/01/2015

Effective July 1, 2015, the Investment Manager has reduced the fee the Fund pays for management services. Accordingly, the following changes are made to the Fund’s prospectus:

The Annual Fund Operating Expenses table under the caption “Fees and Expenses of the Fund" in the “Summary of the Fund" section is hereby superseded and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I	Class R	Class R4	Class R5	Class W	Class Y	Class Z
Management fees(c)	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.50%	0.00%	0.00%	0.25%	0.00%	0.00%
Other expenses(c)(d)	0.22%	0.22%	0.02%	0.22%	0.22%	0.07%	0.22%	0.02%	0.22%
Total annual Fund operating expenses	1.16%	1.91%	0.71%	1.41%	0.91%	0.76%	1.16%	0.71%	0.91%
(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within one year after purchase, with certain limited exceptions.
(c)	Management fees have been restated to reflect current fees paid by the Fund. Effective July 1, 2015, management fees for this Fund reflect the combination of advisory and administrative services fees under one agreement providing for a single management fee that is lower than the aggregate of the previous advisory and administrative services fees. As a result, other expenses do not include administrative service fees. Prior to July 1, 2015, advisory fees and administrative fees payable pursuant to separate agreements under the prior arrangement amounted to 0.69% and 0.06% of average daily net assets of the Fund, respectively.
(d)	Other expenses for Class A, Class C, Class R, Class R4, Class R5, Class W and Class Z shares have been restated to reflect current transfer agency fees paid by the Fund.

The expense example table under the caption “Fees and Expenses of the Fund – Example” in the “Summary of the Fund” section is hereby superseded and replaced with the following:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$686	$922	$1,177	$1,903
Class C (assuming redemption of all shares at the end of the period)	$294	$600	$1,032	$2,233
Class C (assuming no redemption of shares)	$194	$600	$1,032	$2,233
Class I (whether or not shares are redeemed)	$ 73	$227	$ 395	$ 883
Class R (whether or not shares are redeemed)	$144	$446	$ 771	$1,691
Class R4 (whether or not shares are redeemed)	$ 93	$290	$ 504	$1,120
Class R5 (whether or not shares are redeemed)	$ 78	$243	$ 422	$ 942
Class W (whether or not shares are redeemed)	$118	$368	$ 638	$1,409
Class Y (whether or not shares are redeemed)	$ 73	$227	$ 395	$ 883
Class Z (whether or not shares are redeemed)	$ 93	$290	$ 504	$1,120